Income Taxes - Schedule of Significant Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Property, plant and equipment	$ 42	$ 45
Other social benefits	35	46
Lease liabilities	304	52
Tax loss carry forwards	1,294	918
Total deferred tax assets	1,675	1,061
Less: Valuation allowance	(1,352)	(995)	$ (792)	$ (469)
Total deferred tax assets, net of valuation allowance	323	66
Net off against deferred tax liabilities	(323)	(66)
Net deferred tax assets
Deferred tax liabilities:
Operating lease right-of-use assets	(313)	(66)
Intangible assets acquired in a business acquisition	(160)
Property, plant and equipment	(40)
Total deferred tax liabilities	(513)	(66)
Net off against deferred tax assets	323	66
Net deferred tax liabilities	$ (190)